Note 4 - Fair Value Measurement (Details Textual) - Concrete Pumping Holdings Acquisition Corp [Member]		1 Months Ended
	Nov. 30, 2016 USD ($)	Nov. 30, 2016 USD ($)
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 3,100,000	$ 3,100,000
Business Combination, Contingent Consideration Arrangements, Average EBITDA following the Acquisition Date, Term	3 years	3 years